UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05767

DWS Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 142.1%
Arizona 1.2%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,763,298
California 12.4%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,117,430
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,726,449
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,090,770
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,583,959
California, State General Obligation:
5.25%, 4/1/2035	1,230,000	1,373,615
5.5%, 3/1/2040	1,000,000	1,117,570
5.75%, 4/1/2031	1,000,000	1,154,190
6.0%, 4/1/2038	1,000,000	1,164,510
6.5%, 4/1/2033	1,950,000	2,384,908
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,168,780
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,352,940
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,035,680
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	564,595

		17,835,396
Colorado 2.0%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	749,066
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	430,773
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,108,540
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	622,374

		2,910,753
Connecticut 2.6%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,212,620
Mashantucket, CT, Mashantucket Western Pequot Tribe, 144A, 4.0%, 7/1/2031	2,256,447	1,555,685

		3,768,305
District of Columbia 0.8%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	210,338
Series A, AMT, 5.0%, 10/1/2043	850,000	887,834

		1,098,172
Florida 11.1%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	504,900
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	480,000	468,029
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	955,000	745,855
Florida, Tolomato Community Development District, Special Assessment:
Series A-2, Step-up Coupon, 0% to 5/1/2017, 6.61% to 5/1/2039	50,000	36,782
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	65,976
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,445
5.4%, 5/1/2037	1,700,000	1,651,720
Series 1, 6.55%, 5/1/2027 *	10,000	9,949
Series 2, 6.55%, 5/1/2027 *	400,000	228,760
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	162,438
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	170,000	177,553
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,243,419
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	342,356
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
6.75%, 11/15/2029	1,385,000	1,438,461
Prerefunded, 6.75%, 11/15/2029	215,000	225,028
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	31,215
Series A, 5.5%, 10/1/2041	3,000,000	3,224,130
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,120,597
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,605,975
Series A, 5.0%, 7/1/2037	1,590,000	1,672,362

		15,979,951
Georgia 6.6%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,009,290
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	386,876
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	1,167,990
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,316,760
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,088,280
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,087,050
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,391,642
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,095,550

		9,543,438
Guam 2.4%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,060,030
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	1,019,770
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	226,814
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,060,550

		3,367,164
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	500,000	546,235
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	338,224
Illinois 6.6%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041	2,000,000	2,217,660
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	1,000,000	1,023,280
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	1,787,220
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	550,100
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,053,640
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	966,330
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	307,452
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	417,863
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,068,480
Illinois, State General Obligation, 5.5%, 7/1/2038	130,000	138,338

		9,530,363
Indiana 2.7%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	582,902
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,009,190
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	475,645
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	828,321
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	953,740

		3,849,798
Iowa 1.4%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	1,018,640
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	1,000,000	970,890

		1,989,530
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	315,786
Kentucky 5.2%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	2,127,300
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	374,800
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,543,421
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,462,983

		7,508,504
Louisiana 1.9%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,073,420
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,507,020
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	181,885

		2,762,325
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,089,050
Maryland 4.1%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,777,245
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	499,750
Series B, 5.25%, 12/1/2031	1,000,000	499,750
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	591,080
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	1,021,990
6.0%, 1/1/2028	1,385,000	1,454,956

		5,844,771
Massachusetts 4.2%
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,675,000	1,674,950
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,791,271
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	2,371
Series A-2, 5.5%, 11/15/2046	101,629	72,920
Series A-1, 6.25%, 11/15/2039	1,903,948	1,572,794
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	910,765

		6,025,071
Michigan 6.0%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	272,146
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,001,390
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	892,880
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,877,080
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,143,180
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,220,700
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	1,200,000	1,205,616

		8,612,992
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,167,360
Mississippi 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	290,280
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	1,000,160
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	479,266

		1,769,706
Missouri 1.8%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	1,988,000
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	153,114
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	470,739

		2,611,853
Nevada 6.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	5,140,000	5,844,026
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	2,045,320
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,672,343

		9,561,689
New Hampshire 1.3%
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,825,670
New Jersey 5.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	290,000	294,875
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	715,000	732,060
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	1,000,000	1,024,660
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	880,000	878,918
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030 (a)	500,000	501,220
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,682,925
New Jersey, Tobacco Settlement Financing Corp., Series 1A, 4.75%, 6/1/2034	4,280,000	3,264,227

		8,378,885
New York 10.0%
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	292,044
Series E, 5.0%, 11/15/2042	305,000	318,893
New York, State Energy Research & Development Authority Facilties Revenue, Consolidated Edison Co., Inc. Project, Series A-3, AMT, 0.04% **, 6/1/2036, LOC: Scotiabank	1,750,000	1,750,000
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	742,125
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	9,088,808
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,198,340

		14,390,210
North Carolina 0.8%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,137,040
Ohio 1.1%
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,641,638
Pennsylvania 3.1%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,285,940
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	604,836
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	512,400	513,297
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, Prerefunded, 5.875%, 1/1/2032	1,000,000	1,097,720

		4,501,793
Puerto Rico 6.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	3,102,120
Puerto Rico, Electric Power Authority Revenue, Series A, 6.75%, 7/1/2036	1,605,000	1,177,701
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	758,480
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	1,000,000	777,660
Series A, 6.0%, 8/1/2042	1,000,000	826,610
Series A, 6.375%, 8/1/2039	2,000,000	1,719,900
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	1,497,660

		9,860,131
South Carolina 1.3%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	935,000	820,172
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,004,392

		1,824,564
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	568,335
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	611,172
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,147,390

		2,326,897
Texas 18.2%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,024,380
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,017,990
Central Texas, Regional Mobility Authority Revenue, Series A, 5.0%, 1/1/2043	1,500,000	1,499,895
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	545,000	577,825
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,017,810
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,031,060
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	2,000,360
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,198,678
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	2,140,660
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A, 5.45%, 11/15/2038	2,410,000	1,928,265
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	965,780
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,152,479
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	570,000	552,609
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	513,980
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,076,332
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,314,200
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	169,359
5.0%, 12/15/2031	1,000,000	1,022,790
5.0%, 12/15/2032	1,000,000	1,019,180
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	306,732
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	553,207

		26,083,571
Virgin Islands 1.1%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Note, Series A, 5.0%, 10/1/2032	1,500,000	1,516,110
Virginia 1.8%
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	1,000,000	1,002,150
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,575,144

		2,577,294
Washington 3.3%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	606,930
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,079,080
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	1,000,000	1,020,480
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,009,070

		4,715,560
Wisconsin 2.5%
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	516,555
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,220,068
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,847,637

		3,584,260

Total Municipal Bonds and Notes (Cost $187,429,059)		204,153,357
Municipal Inverse Floating Rate Notes (b) 12.2%
California 3.1%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,371,736
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	2,158,149
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.364%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,529,885
New York 4.3%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	6,148,514
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 18.273%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
Tennessee 4.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,865,903
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.286%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,749,093)		17,544,302

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,178,152) †	154.3	221,697,659
MTPS, at Liquidation Value	(42.1)	(60,475,000)
Other Assets and Liabilities, Net	(5.6)	(7,981,608)
ARPS, at Liquidation Value	(6.6)	(9,525,000)

Net Assets Applicable to Common Shareholders	100.0	143,716,051

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Florida, Tolomato Community Development District, Special Assessment, Series 2 *	6.55%	5/1/2027	400,000	141,280	228,760
Florida, Tolomato Community Development District, Special Assessment, Series 1 *	6.55%	5/1/2027	10,000	4,160	9,949
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
				145,441	238,710

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 28, 2014.

†
The cost for federal income tax purposes was $201,984,049.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $19,713,610.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,828,158 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,114,548.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes(d)	$—	$221,697,659	$—	$221,697,659
Total	$—	$221,697,659	$—	$221,697,659

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014